INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13:INCOME TAXES

CyberArk Software Ltd.'s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.Corporate tax in Israel:

Ordinary taxable income is subject to a corporate tax rate as follows: 2017 – 24% and 2018 onwards – 23%.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% effective from January 1, 2017 and to 23% effective from January 1, 2018.

b.Income before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2018	2019

Domestic income	$13,937	$52,158	$52,254
Foreign income (loss)	10,492	(315)	17,830

	$24,429	$51,843	$70,084

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 13:INCOME TAXES (Cont.)

c.Deferred income taxes:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2018	2019
Deferred tax assets:

Carry-forwards losses and credits	$16,069	$19,205
Capital losses carry-forwards	47	90
Research and development expenses	1,351	1,932
Deferred revenues	7,466	8,043
Share-based compensation	5,922	8,841
Operating lease liability	-	1,400
Accruals and other	1,524	1,783

Deferred tax assets before valuation allowance	32,379	41,294

Less: Valuation allowance	1,647	1,299

Net deferred tax assets	$30,732	$39,995

Deferred tax liabilities:

Intangible assets	$1,997	$1,950
Convertible senior notes	-	10,786
Deferred commission	4,770	6,463
Operating lease ROU asset	-	1,308
Property and equipment and other	662	471

Deferred tax liabilities	$7,429	$20,978

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 13:INCOME TAXES (Cont.)

As of December 31, 2019, approximately $36,454 of undistributed earnings held by the Company's foreign subsidiaries are designated as indefinitely reinvested. If these earnings were repatriated to Israel, it would be subject to income taxes and to an adjustment for foreign tax credits and foreign withholding taxes. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

d.Income taxes are comprised as follows:

	Year ended December 31,
	2017	2018	2019

Current	$2,558	$11,827	$13,994
Deferred	5,856	(7,056)	(6,974)

	$8,414	$4,771	$7,020

	Year ended December 31,
	2017	2018	2019

Domestic	$3,033	$8,359	$8,093
Foreign	5,381	(3,588)	(1,073)

	$8,414	$4,771	$7,020

e.A reconciliation of the Company's theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2017	2018	2019

Income before income taxes	$24,429	$51,843	$70,084

Statutory tax rate	24.0%	23.0%	23.0%

Theoretical income tax expense	5,863	11,924	16,119

Excess tax benefits related to share-based compensation	(5,050)	(6,726)	(6,391)
Non-deductible expenses	2,081	3,011	3,002
Intra-entity intellectual property transfer	-	1,768	-
Unrecognized tax benefits	645	697	1,343
Foreign and preferred enterprise tax rates differential	(1,792)	(5,710)	(6,717)
Impact of Tax Cuts and Jobs Act of 2017	6,492	-	-
Other	175	(193)	(336)

Income tax expense	$8,414	$4,771	$7,020

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 13:INCOME TAXES (Cont.)

f.Net operating loss carry-forwards:

As of December 31, 2019, the Company had net operating losses substantially derived from excess tax benefits from share-based payments and capital tax losses, totaling approximately $75,605 and $219, respectively, out of which $58,004 and none of losses, respectively, were attributed to the U.S. subsidiary. The rest were attributed to Israel, can be carried forward indefinitely and resulted from acquisitions made by the Company. Out of the operating losses attributed to the U.S. subsidiary, $40,833 are subject to up to 20-year carryforward period. The remaining $17,171 can be carried forward indefinitely but are subject to the 80% taxable income limitation upon utilization. Utilization of some of U.S. net operating losses are subject to annual limitation due to the "change in ownership" provisions of the U.S. Internal Revenue Code and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

g.Tax benefits under the Law for the Encouragement of Capital Investments, 1959:

As of December 31, 2019, approximately $14,716 was derived from tax exempt profits earned by the Company's "Approved Enterprises" and "Beneficiary Enterprise". The Company and its Board of Directors have determined that such tax-exempt income will not be distributed as dividends and intends to reinvest the amount of its tax-exempt income earned by the Company. Accordingly, no provision for deferred income taxes has been provided on income attributable to the Company's "Approved Enterprises" and "Beneficiary Enterprises" as such income is essentially permanently reinvested.

If the Company's retained tax-exempt income is distributed, the income would be taxed at the applicable corporate tax rate as if it had not elected the alternative tax benefits under the Law for the Encouragement of Capital Investments and an income tax liability of up to $3,613 would be incurred as of December 31, 2019.

In December 2016, the Israeli Knesset passed Amendment 73 to the Investment Law which included a number of changes to the Investment Law regimes through regulations approved on May 1, 2017 and that have come into effect from January 1, 2017.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 13:INCOME TAXES (Cont.)

Applicable benefits under the new regime include:

-Introduction of a benefit regime for "Preferred Technology Enterprises," granting a 12% tax rate in central Israel – on qualified income deriving from Benefited Intellectual Property, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets. Preferred Technological Enterprise ("PTE") is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion.

-A 12% capital gains tax rate on the sale of a preferred intangible asset to a foreign affiliated enterprise, provided that the asset was initially purchased from a foreign resident at an amount of NIS 200 million or more.

-A withholding tax rate of 20% for dividends paid from PTE income (with an exemption from such withholding tax applying to dividends paid to an Israeli company). Such rate may be reduced to 4% on dividends paid to a foreign resident company, subject to certain conditions regarding percentage of foreign ownership of the distributing entity.

The Company adopted the PTE since 2017 and believes it is eligible for its benefits.

h.Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

i.Tax Benefits for Research and Development

Israeli tax law (section 20A to the Israeli Tax Ordinance) allows, under certain conditions, a tax deduction for research and development expenses, including capital expenses, for the year in which they are paid. Such expenses must relate to scientific research in industry, agriculture, transportation, or energy, and must be approved by the relevant Israeli government ministry, determined by the field of research. Furthermore, the research and development must be for the promotion of the company's business and carried out by or on behalf of the company seeking such tax deduction. However, the amount of such deductible expenses is reduced by the sum of any funds received through government grants for the finance of such scientific research and development projects. As for expenses incurred in scientific research that is not approved by the relevant Israeli government ministry, they will be deductible over a three-year period starting from the tax year in which they are paid. The Company believes that it is eligible for the above mentioned benefit for the majority of its research and development expenses.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 13: INCOME TAXES (Cont.)

j.Tax Reform- United States of America

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 ("Tax Act") was signed into law making significant changes to the Internal Revenue Code of 1986, as amended ("Code"). Such changes include a reduction in the corporate tax rate and limitations on certain corporate deductions and credits, among other changes. The changes include, but are not limited to:

Rate Reduction

The Tax Act reduces the U.S. federal corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017. In addition, the Tax Act makes certain changes to the depreciation rules and implements new limits on the deductibility of certain expenses and deduction.

The Company recorded a reduction of its deferred tax assets as of December 31, 2017 of approximately $6.5 million.

Deemed Repatriation Transition Tax

The Deemed Repatriation Transition Tax is a tax on previously untaxed accumulated and current earnings and profits ("E&P") of certain foreign subsidiaries. To determine the amount of the Transition Tax, the Company must determine, in addition to other factors, the amount of post-1986 E&P of its foreign subsidiaries, as well as the amount of non-U.S. income taxes paid on such earnings. The impact of the Transition Tax on the US subsidiary was immaterial.

Tax Deductibility of Executive Compensation

Prior to the Tax Act being signed into law on December 22, 2017, Section 162(m) of the Code generally disallowed tax deductions for publicly-held companies for compensation paid to certain of its executive officers who were "covered employees" under this rule in excess of $1 million per officer in any year. Performance-based compensation was exempt from this deduction limitation if specific requirements set forth in the Code and applicable Treasury Regulations were met.

The Tax Act repealed the exemption from Section 162(m)'s deduction limit for performance-based compensation, effective for the taxable years after December 31, 2017. Accordingly, compensation paid to the Company's covered executive officers in excess of $1 million during such taxable years will not be deductible unless such compensation qualifies for the transition grandfathering relief applicable to certain binding arrangements in place as of November 2, 2017, and which was not modified in any material respect on or after such date.

Global Intangible Low-Taxed Income (“GILTI”)

The TCJA introduced the rules for tax on the global intangible low-taxed income (“GILTI”) on foreign income in excess of a deemed return on tangible assets of foreign corporations.

The U.S. subsidiary is entitled to offset the GILTI income inclusion against losses.

CYBERARK SOFTWARE LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data and unless otherwise indicated)

NOTE 13: INCOME TAXES (Cont.)

k.Tax assessments:

As of December 31, 2019, CyberArk Software Ltd.'s tax years until December 31, 2014 have become subject to statute of limitations effective in Israel. As of the date of the approval of the financial statements, Vaultive is under examination by the Israeli Tax Authorities for the tax years 2015 through 2018.

As of that date, the U.K. subsidiary's tax years until December 31, 2015 are also subject to statutes of limitation effective in the U.K. The year ended on December 31, 2017 is also subject to statutes of limitation effective in the U.K, while the year ended on December 31, 2016 is open due to submission of an amended return.

The U.S. subsidiary's tax years ended December 31, 2016 through 2019, statute of limitation have not yet expired. For companies acquired by the U.S. subsidiary, there are open loss years from 2008 through 2017.

l.Unrecognized tax benefits:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2018	2019

Opening balance	$1,119	$1,993
Increase related to prior year tax positions	404	120
Decrease related to expiration of statutes of limitations	(353)	(242)
Increase related to current year tax positions	823	1,857

Closing balance	$1,993	$3,728

During the years ended December 31, 2017, 2018 and 2019, the Company recorded $56, $(38) and $47, respectively, for interest expense (income) related to uncertain tax positions. As of December 31, 2018 and 2019, accrued interest was $65 and $112, respectively.

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company's income tax provisions. Such differences could have a material effect on the Company's income tax provision, cash flow from operating activities and net income in the period in which such determination is made.